Other Current Liabilities (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Other Current Liabilities Disclosure [Line Items]
Summary of Components of Other Current Liabilities
The components of other current liabilities are as follows:

	June 30, 2021	December 31, 2020

	(in thousands)
Warrant liability	$34,065	$558
Consent fee liability	2,983	—
Other accrued expenses	178	28
Current portion of capital lease	49	48
Contingent liability	727	—
Working capital liability	1,876	6,805

Total other current liabilities	$39,878	$7,439

The components of other current liabilities are as follows:

	December 31,
	2020	2019
	(in thousands)
Derivatives	$558	$1
Other accrued expenses	28	190
Current portion of capital lease	48	90
Working capital liability	6,805	—

Total other current liabilities	$7,439	$281